UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Revision of Prior Period, Reclassification, Adjustment [Member]	Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Accumulated other comprehensive income [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Convertible Preferred Stock [Member] Previously Reported [Member]	Series C Preferred Stock [Member]	Fifth Wall Acquisition Corp [Member]	Fifth Wall Acquisition Corp [Member] Additional Paid-in Capital [Member]	Fifth Wall Acquisition Corp [Member] Accumulated Deficit [Member]	Fifth Wall Acquisition Corp [Member] Class A Common Stock [Member]	Fifth Wall Acquisition Corp [Member] Class B Common Stock [Member]
Balance (in Shares) at Dec. 31, 2018												10,293,000		10,293,000
Balance at the beginning at Dec. 31, 2018												$ 10,752,000	$ 1,005,000	$ 9,747,000
Balance (in Shares) at Dec. 31, 2018									1,800,000	1,800,000
Balance at the beginning at Dec. 31, 2018	$ (11,424,000)	$ (1,005,000)	$ (10,419,000)	$ 640,000	$ (1,005,000)	$ 1,645,000	$ (12,064,000)	$ (12,064,000)
Conversion of Convertible Note to Series B-1 Preferred Stock (in Shares)												508,000
Conversion of Convertible Note to Series B-1 Preferred Stock												$ 2,833,000
Issuance of Series B Preferred Stock for cash, net of offering costs (in Shares)												3,576,000
Issuance of Series B Preferred Stock for cash, net of offering costs												$ 22,166,000
Common stock warrant related to marketing expense	648,000			648,000
Net loss	(30,261,000)						(30,261,000)
Issuance of Series C Preferred Stock for cash, net of offering costs (in Shares)												3,576,000
Issuance of Series C Preferred Stock for cash, net of offering costs												$ 22,166,000
Conversion of Convertible Note to Series C-1 Preferred Stock (in Shares)												508,000
Conversion of Convertible Note to Series C-1 Preferred Stock												$ 2,833,000
Issuance of Warrants in connection with Credit Facility	$ 51,000			51,000
Balance (in Shares) at Dec. 31, 2019	15,181											15,181,000
Balance at the end at Dec. 31, 2019												$ 46,206,000		34,746,000
Balance (in Shares) at Dec. 31, 2019									996,000
Balance at the end at Dec. 31, 2019	$ (44,429,000)		(32,969,000)	1,104,000			(45,533,000)
Conversion of Convertible Note to Series B-1 Preferred Stock (in Shares)												761,000
Conversion of Convertible Note to Series B-1 Preferred Stock												$ 7,787,000
Issuance of Series B Preferred Stock for cash, net of offering costs (in Shares)												4,317,000
Issuance of Series B Preferred Stock for cash, net of offering costs												$ 44,950,000
Common stock warrant related to marketing expense	146,000			146,000
Net loss	(7,276,000)						(7,276,000)
Stock-based compensation	165,000			165,000
Stock - based compensation related to acquisition	96,000			96,000					$ 844,000
Issuance of Series C Preferred Stock for cash, net of offering costs (in Shares)												4,317,000
Issuance of Series C Preferred Stock for cash, net of offering costs												$ 44,950,000
Conversion of Convertible Note to Series C-1 Preferred Stock (in Shares)												761,000
Conversion of Convertible Note to Series C-1 Preferred Stock												$ 7,787,000
Issuance of common stock in connection with acquisition (in Shares)									281,000
Issuance of common stock in connection with acquisition	813,000			813,000
Other comprehensive income	(14,000)										$ (14,000)
Balance (in Shares) at Mar. 31, 2020									996,000			20,259,000
Balance at the end at Mar. 31, 2020	(44,429,000)			1,104,000			(45,533,000)					$ 98,943,000
Balance (in Shares) at Mar. 31, 2020									2,121,000
Balance at the end at Mar. 31, 2020	$ (50,499,000)			2,324,000			(52,809,000)				(14,000)
Balance (in Shares) at Dec. 31, 2019	15,181											15,181,000
Balance at the beginning at Dec. 31, 2019												$ 46,206,000		34,746,000
Balance (in Shares) at Dec. 31, 2019									996,000
Balance at the beginning at Dec. 31, 2019	$ (44,429,000)		(32,969,000)	1,104,000			(45,533,000)
Net loss	(17,724,000)
Balance (in Shares) at Jun. 30, 2020												21,458,000
Balance at the end at Jun. 30, 2020												$ 111,432,000
Balance (in Shares) at Jun. 30, 2020									2,124,000
Balance at the end at Jun. 30, 2020	$ (60,224,000)			3,001,000			(63,257,000)				32,000
Balance (in Shares) at Dec. 31, 2019	15,181											15,181,000
Balance at the beginning at Dec. 31, 2019												$ 46,206,000		34,746,000
Balance (in Shares) at Dec. 31, 2019									996,000
Balance at the beginning at Dec. 31, 2019	$ (44,429,000)		(32,969,000)	1,104,000			(45,533,000)
Conversion of Convertible Note to Series B-1 Preferred Stock (in Shares)												761,000
Conversion of Convertible Note to Series B-1 Preferred Stock												$ 7,787,000
Stock-based compensation	7,012,000			7,012,000
Issuance of Series B Preferred Stock for cash, net of offering costs (in Shares)												5,516,000
Issuance of Series B Preferred Stock for cash, net of offering costs												$ 57,439,000
Issuance of Series B Preferred Stock in exchange for Common Stock and Series Seed Preferred Stock (in Shares)									(804,000)			804,000
Issuance of Series B Preferred Stock in exchange for Common Stock and Series Seed Preferred Stock	(10,455,000)			(7,247,000)			(3,208,000)					$ 10,455,000
Common stock warrant related to marketing expense	481,000			481,000
Net loss	(37,109,000)						(37,109,000)
Stock-based compensation	1,052,000			1,052,000
Stock - based compensation related to acquisition	707,000			707,000					$ 844,000
Issuance of Series C Preferred Stock for cash, net of offering costs (in Shares)												5,516,000
Issuance of Series C Preferred Stock for cash, net of offering costs												$ 57,439,000
Conversion of Convertible Note to Series C-1 Preferred Stock (in Shares)												761,000
Conversion of Convertible Note to Series C-1 Preferred Stock												$ 7,787,000
Issuance of common stock in connection with acquisition (in Shares)									281,000
Issuance of common stock in connection with acquisition	813,000			813,000
Exercise of warrants (in Shares)									3,000
Other comprehensive income	$ 235,000										235,000
Balance (in Shares) at Dec. 31, 2020	21,458											21,458,000							0
Balance at the end at Dec. 31, 2020	$ 111,432,000											$ 111,432,000		99,972,000
Balance (in Shares) at Dec. 31, 2020									2,124,000										0	8,625,000
Balance at the end at Dec. 31, 2020	(78,250,000)		(66,790,000)	4,157,000			(82,642,000)				235,000					$ 18,481	$ 24,137	$ (6,519)	$ 0	$ 863
Balance (in Shares) at Mar. 31, 2020									996,000			20,259,000
Balance at the beginning at Mar. 31, 2020	(44,429,000)			1,104,000			(45,533,000)					$ 98,943,000
Balance (in Shares) at Mar. 31, 2020									2,121,000
Balance at the beginning at Mar. 31, 2020	(50,499,000)			2,324,000			(52,809,000)				(14,000)
Issuance of Series B Preferred Stock for cash, net of offering costs (in Shares)															1,199,000
Issuance of Series B Preferred Stock for cash, net of offering costs															$ 12,489,000
Common stock warrant related to marketing expense	36,000			36,000
Net loss	(10,448,000)						(10,448,000)
Stock-based compensation	439,000			439,000
Stock - based compensation related to acquisition	202,000			202,000
Issuance of Series C Preferred Stock for cash, net of offering costs (in Shares)															1,199,000
Issuance of Series C Preferred Stock for cash, net of offering costs															$ 12,489,000
Exercise of warrants (in Shares)									3,000
Other comprehensive income	46,000										46,000
Balance (in Shares) at Jun. 30, 2020												21,458,000
Balance at the end at Jun. 30, 2020												$ 111,432,000
Balance (in Shares) at Jun. 30, 2020									2,124,000
Balance at the end at Jun. 30, 2020	$ (60,224,000)			3,001,000			(63,257,000)				32,000
Balance (in Shares) at Nov. 22, 2020																			0	0
Balance at the beginning at Nov. 22, 2020																$ 0	0	0	$ 0	$ 0
Sale of shares in initial public offering, gross (in shares)																957,500
Issuance of Class B common stock to Sponsor (in Shares)																			0	8,625,000
Issuance of Class B common stock to Sponsor																$ 25,000	24,137	0	$ 0	$ 863
Net loss																(6,519)	0	(6,519)	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2020	21,458											21,458,000							0
Balance at the end at Dec. 31, 2020	$ 111,432,000											$ 111,432,000		99,972,000
Balance (in Shares) at Dec. 31, 2020									2,124,000										0	8,625,000
Balance at the end at Dec. 31, 2020	(78,250,000)		(66,790,000)	4,157,000			(82,642,000)				235,000					18,481	24,137	(6,519)	$ 0	$ 863
Sale of shares in initial public offering, gross																345,000,000	344,996,550		$ 3,450
Sale of shares in initial public offering, gross (in shares)																			34,500,000
Issuance of Series B Preferred Stock for cash, net of offering costs																(19,846,579)	(19,846,579)
Issuance of Series C Convertible Preferred Stock (in Shares)															3,358,000
Issuance of Series C Convertible Preferred Stock															$ 34,793,000
Class A Common stock subject to possible redemption																(330,394,090)	(330,390,786)		$ (3,304)
Class A Common stock subject to possible redemption (in shares)																			(33,039,409)
Common stock warrant related to marketing expense	210,000			210,000
Issuance of Class B common stock to Sponsor (in Shares)																			1,047,500
Issuance of Class B common stock to Sponsor																10,475,000	10,474,895		$ 105
Common stock warrants issued to customers as consideration	22,000			22,000
Net loss	(9,267,000)						(9,267,000)									(252,806)		(252,806)
Stock-based compensation	227,000			227,000
Stock - based compensation related to acquisition	200,000			200,000
Issuance of Series C Preferred Stock for cash, net of offering costs																(19,846,579)	(19,846,579)
Exercise of warrants (in Shares)									503,000
Exercise of warrants	5,000			5,000
Other comprehensive income	(128,000)										(128,000)
Balance (in Shares) at Mar. 31, 2021												21,458,000
Balance at the end at Mar. 31, 2021												$ 111,432,000
Balance (in Shares) at Mar. 31, 2021									2,627,000										2,508,091	8,625,000
Balance at the end at Mar. 31, 2021	$ (86,981,000)			4,821,000			(91,909,000)				107,000					5,000,006	5,258,217	(259,325)	$ 251	$ 863
Balance (in Shares) at Dec. 31, 2020	21,458											21,458,000							0
Balance at the beginning at Dec. 31, 2020	$ 111,432,000											$ 111,432,000		$ 99,972,000
Balance (in Shares) at Dec. 31, 2020									2,124,000										0	8,625,000
Balance at the beginning at Dec. 31, 2020	(78,250,000)		$ (66,790,000)	4,157,000			(82,642,000)				235,000					18,481	24,137	(6,519)	$ 0	$ 863
Net loss	$ (19,318,000)															$ (3,266,527)
Balance (in Shares) at Jun. 30, 2021	24,816											24,816,000				32,738,037			32,738,037
Balance at the end at Jun. 30, 2021	$ 146,225,000											$ 146,225,000				$ 327,380,370
Balance (in Shares) at Jun. 30, 2021									2,627,000										2,809,463	8,625,000
Balance at the end at Jun. 30, 2021	(96,374,000)			5,416,000			(101,960,000)				170,000					5,000,005	8,271,907	(3,273,046)	$ 281	$ 863
Balance (in Shares) at Mar. 31, 2021												21,458,000
Balance at the beginning at Mar. 31, 2021												$ 111,432,000
Balance (in Shares) at Mar. 31, 2021									2,627,000										2,508,091	8,625,000
Balance at the beginning at Mar. 31, 2021	(86,981,000)			4,821,000			(91,909,000)				107,000					5,000,006	5,258,217	(259,325)	$ 251	$ 863
Class A Common stock subject to possible redemption																3,013,720	3,013,690		$ 30
Class A Common stock subject to possible redemption (in shares)																			301,372
Common stock warrant related to marketing expense	149,000			149,000
Common stock warrants issued to customers as consideration	18,000			18,000
Net loss	(10,051,000)						(10,051,000)									$ (3,013,721)		(3,013,721)
Stock-based compensation	226,000			226,000
Stock - based compensation related to acquisition	202,000			202,000
Other comprehensive income	$ 63,000										63,000
Balance (in Shares) at Jun. 30, 2021	24,816											24,816,000				32,738,037			32,738,037
Balance at the end at Jun. 30, 2021	$ 146,225,000											$ 146,225,000				$ 327,380,370
Balance (in Shares) at Jun. 30, 2021									2,627,000										2,809,463	8,625,000
Balance at the end at Jun. 30, 2021	$ (96,374,000)			$ 5,416,000			$ (101,960,000)				$ 170,000					$ 5,000,005	$ 8,271,907	$ (3,273,046)	$ 281	$ 863